Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Embedded Conversion Option Liability [Member]
Changes in the fair value of Level 3 liabilities measured at fair value on recurring basis
Balance at the beginning of the period	$ 0
Established in 2017	4,500
Expensed	(4,500)
Balance at the end of the period	0
Warrant Liability [Member]
Changes in the fair value of Level 3 liabilities measured at fair value on recurring basis
Balance at the beginning of the period	0
Established in 2017	152,517
Change in Fair Value	(144,064)
Expensed	0
Balance at the end of the period	$ 8,453